Schedule II - Condensed Financial Information of Registrant - Condensed Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 05, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 32,693	$ 31,625	$ 18,663	$ 34,005	$ 603,841	$ 0	$ 0
Total assets	2,654,145	2,159,890		1,402,017
Liabilities
Accounts payable and accrued expenses	7,521	9,456		5,278
Amounts due to affiliates		0		0
Total liabilities	1,110,507	649,494		473,696
Commitments and contingent liabilities
Shareholders' equity
Preference shares (par value $0.10; authorized, 30,000,000; none issued)	0	0		0
Common shares (par value $0.10; authorized, 300,000,000; issued and outstanding, 103,888,916 (2012: 78,432,132))	10,403	10,389		7,843
Additional paid-in capital	1,063,254	1,055,690		762,430
Retained earnings	390,656	325,582		98,271
Total shareholders' equity	1,464,313	1,391,661		868,544
Total liabilities and shareholders' equity	2,654,145	2,159,890		1,402,017
Parent company
Assets
Cash and cash equivalents		294		169	11,600	0
Investments in subsidiaries		1,394,644		870,116
Prepaid expenses		720		35
Amounts due from affiliates		417		770
Total assets		1,396,075		871,090
Liabilities
Accounts payable and accrued expenses		242		394
Amounts due to affiliates		4,172		2,152
Total liabilities		4,414		2,546
Commitments and contingent liabilities		0		0
Shareholders' equity
Preference shares (par value $0.10; authorized, 30,000,000; none issued)		0		0
Common shares (par value $0.10; authorized, 300,000,000; issued and outstanding, 103,888,916 (2012: 78,432,132))		10,389		7,843
Additional paid-in capital		1,055,690		762,430
Retained earnings		325,582		98,271
Total shareholders' equity		1,391,661		868,544
Total liabilities and shareholders' equity		$ 1,396,075		$ 871,090